[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

May 30, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Realty Capital Income Funds Trust File Nos. 333-185734; 811-22785

Commissioners:

On behalf of Realty Capital Income Funds Trust (the “Company”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, as amended, is a conformed electronic format copy of Post-Effective Amendment No. 7 to the Company’s Form N-1A registration statement referenced above (the “Amendment”). The Amendment is being filed to update investment strategy disclosure and certain other information regarding the AR Capital Real Estate Income Fund. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at the above number.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

Attachment

cc:	John H. Grady — National Fund Advisors, LLC Ronald Coenen Jr. — Sutherland Asbill & Brennan LLP